BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	43,213,519	37,428,394	37,103,394
Common stock, shares outstanding	43,213,519	37,428,394	37,103,394
Undesignated Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000
Preferred stock, shares issued	56,432,595	56,635,000	56,635,000
Preferred stock, shares outstanding	56,432,595	56,635,000	56,635,000